GENERAL AND ADMINISTRATIVE EXPENSES - Schedule of General and Administrative Expenses (Details) - General and Administrative Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GENERAL AND ADMINISTRATIVE EXPENSES - Schedule of General and Administrative Expenses (Details) [Line Items]
Professional fees	$ 1,966	$ 1,758	$ 1,432
Share-based compensation	1,747	716	675
Salary and related expenses	1,079	808	766
Insurance expenses	178	196	300
Director fees	175	239	241
Office maintenance	122	135	129
Depreciation	115	117	115
Travel abroad	82	104	100
Fundraising expenses	0	0	260
Others	68	112	45
Total	$ 5,532	$ 4,185	$ 4,063